Form N-1A Cover	May 20, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	May 20, 2024
Prospectus Date	Jun. 01, 2024
Supplement to Prospectus [Text Block]

Rule 497(e)

File No. 333-191151

CALAMOS ETF TRUST

(the “Trust”)

Calamos Nasdaq-100® Structured Alt Protection ETFTM – June

(the “Fund”)

Supplement dated May 20, 2024

to the Fund’s Prospectus dated June 1, 2024